Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Plan assets	[2]	$ 494	[1]	$ 458	[1]	$ 622
Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		0.00%		0.00%
Plan assets	[1]	$ 0		$ 0
Equity Securities [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Equity and debt securities, percentage of plan assets		0.00%		0.00%
Fixed Income Securities [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Equity and debt securities, percentage of plan assets		0.00%		0.00%
Plan assets	[1]	$ 0		$ 0
Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Insurance Contracts [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	[1]	$ 494		$ 458
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Plan assets	[3]	$ 14,284		$ 12,556		11,633
United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		4.60%		5.30%
Plan assets		$ 655		$ 672
United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		37.50%		40.10%
Plan assets		$ 253		$ 144
United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		39.60%		34.90%
Plan assets		$ 94		$ 92
United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	[4]	18.30%		19.70%
United States [Member] | Insurance Contracts [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 215		$ 235
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Plan assets	[5]	$ 8,863		$ 7,683		$ 7,959
Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		4.30%		5.70%
Plan assets		$ 385		$ 439
Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		34.40%		34.70%
Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		39.30%		40.20%
Plan assets		$ 2,181		$ 1,750
Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		21.90%		19.40%
Foreign Plan [Member] | Insurance Contracts [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	[6]	$ 496		$ 272
Minimum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Minimum [Member] | Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		95.00%
Minimum [Member] | United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Minimum [Member] | United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		35.00%
Minimum [Member] | United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		30.00%
Minimum [Member] | United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	[4]	5.00%
Minimum [Member] | Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Minimum [Member] | Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		25.00%
Minimum [Member] | Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		30.00%
Minimum [Member] | Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		10.00%
Maximum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		5.00%
Maximum [Member] | Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Maximum [Member] | United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		10.00%
Maximum [Member] | United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		55.00%
Maximum [Member] | United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		55.00%
Maximum [Member] | United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	[4]	17.50%
Maximum [Member] | Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		10.00%
Maximum [Member] | Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		50.00%
Maximum [Member] | Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		55.00%
Maximum [Member] | Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		30.00%

[1]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to a change to reimbursements of certain benefits provided under the plan, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[3]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[4]	Actual percentage of plan assets in Other investments for 2017 includes $215 million, as compared to $235 million in 2016, related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $253 million in 2017, as compared to $144 million in 2016, related to an investment in a partnership whose primary holdings are public equity securities.
[5]	The favorable change in the international plans’ funded status was primarily due to an increase in the actual return on plan assets, partially offset by plan losses related to a decrease in the discount rate and unfavorable currency movements.
[6]	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.